CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Dec. 01, 2025 USD ($) shares	May 16, 2025 USD ($) shares	Apr. 21, 2025 USD ($) shares	Dec. 02, 2024 USD ($) shares	Oct. 18, 2024 USD ($) shares	Sep. 26, 2024 USD ($) shares	Oct. 20, 2023 USD ($) shares	Jul. 25, 2023 USD ($) shares	Apr. 20, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)										118,963	146,966
Average exercise price (in usd per share) | $ / shares										$ 31.87	$ 30.19
Value of share options exercised in share-based payment arrangement | $										$ 3,791
2012 and 2014 Share-based Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)											146,966	145,630
Average exercise price (in usd per share) | $ / shares											$ 30.19	$ 28.18
Value of share options exercised in share-based payment arrangement | $											$ 4,437	$ 4,103
Ordinary shares | Total
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)										124,547	563,997	403,760
Proceeds from issuing shares | $										$ 17,351	$ 118,176	$ 72,661
Ordinary shares | Pentalog France SAS
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)								177,504
Proceeds from issuing shares | $								$ 32,320
Ordinary shares | GUT
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)			17,944				152,617
Proceeds from issuing shares | $			$ 3,365				$ 28,223
Ordinary shares | Experience IT
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)									29,120
Proceeds from issuing shares | $									$ 4,521
Ordinary shares | Omni.Pro
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)		62,840
Proceeds from issuing shares | $		$ 6,376
Ordinary shares | Iteris
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)	21,969			44,424
Proceeds from issuing shares | $	$ 4,242			$ 8,579
Ordinary shares | Blankfactor
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)					299,255
Proceeds from issuing shares | $					$ 67,489
Ordinary shares | Exusia
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)						85,260
Proceeds from issuing shares | $						$ 16,882
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $										$ 57,052	$ 51,226	$ 42,989
Number of awards granted (in shares)										462,420	348,967	378,323
Number of awards vested (in shares)										367,892	248,729	257,079
Weighted average exercise price (in usd per share) | $ / shares										$ 155.08	$ 205.95	$ 167.22
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of awards vested (in shares)										8,077	8,632
Weighted average exercise price (in usd per share) | $ / shares										$ 93.46	$ 157.35
SEU | Directors and employees
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $										$ 402	$ 610	$ 868
Number of awards granted (in shares)										0	0
Number of awards vested (in shares)										4,310	3,844	4,524
Weighted average exercise price (in usd per share) | $ / shares										$ 93.19	$ 158.75	$ 191.76